Share-Based Compensation - Summary of Additional Information Relating to Stock Options and SAR's (Detail) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	1,213
Weighted-Average Exercise Price - Outstanding Awards	$ 102.1	$ 89.76	$ 78.06
Number Exercisable	677
Weighted-Average Exercise Price - Exercisable Awards	$ 84.32	$ 77.32
50.01 - 55.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	48
Weighted-Average Remaining Life	4 years
Weighted-Average Exercise Price - Outstanding Awards	$ 54.36
Number Exercisable	48
Weighted-Average Exercise Price - Exercisable Awards	$ 54.36
75.01 - 80.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	322
Weighted-Average Remaining Life	5 years
Weighted-Average Exercise Price - Outstanding Awards	$ 75.96
Number Exercisable	322
Weighted-Average Exercise Price - Exercisable Awards	$ 75.96
85.01 - 90.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	239
Weighted-Average Remaining Life	6 years
Weighted-Average Exercise Price - Outstanding Awards	$ 88.87
Number Exercisable	164
Weighted-Average Exercise Price - Exercisable Awards	$ 88.87
100.01 - 105.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	220
Weighted-Average Remaining Life	7 years
Weighted-Average Exercise Price - Outstanding Awards	$ 102
Number Exercisable	97
Weighted-Average Exercise Price - Exercisable Awards	$ 102
120.01 - 125.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	199
Weighted-Average Remaining Life	8 years
Weighted-Average Exercise Price - Outstanding Awards	$ 121.19
Number Exercisable	46
Weighted-Average Exercise Price - Exercisable Awards	$ 121.2
155.01 - $160.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	183
Weighted-Average Remaining Life	9 years
Weighted-Average Exercise Price - Outstanding Awards	$ 156.94
Number Exercisable	0
Weighted-Average Exercise Price - Exercisable Awards	$ 156.94
165.01 - $170.00 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Number Outstanding	2
Weighted-Average Remaining Life	9 years
Weighted-Average Exercise Price - Outstanding Awards	$ 167.87
Number Exercisable	0
Weighted-Average Exercise Price - Exercisable Awards	$ 167.87